Loans Receivable and Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 485,332	$ 440,395
Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	470,804	427,006
Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	8,000	9,696
Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	6,528	3,693
Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	364,970	323,940
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	364,172	322,147
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	798	1,793
Commercial Real Estate Loans [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	374,790	342,934
Commercial Real Estate Loans [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	360,838	329,617
Commercial Real Estate Loans [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	7,918	9,680
Commercial Real Estate Loans [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	6,034	3,637
Commercial Real Estate Loans [Member] | Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial Real Estate Loans [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial [Member] | Total Summarized by Aggregate Risk Rating [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	110,542	97,461
Commercial [Member] | Pass [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	109,966	97,389
Commercial [Member] | Special Mention [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	82	16
Commercial [Member] | Substandard [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	494	56
Commercial [Member] | Doubtful Or Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Commercial [Member] | Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount		0
Residential Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	235,523	235,759
Residential Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	234,725	233,966
Residential Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	798	1,793
Construction Real Estate Loans [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,445	17,228
Construction Real Estate Loans [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	17,445	17,228
Construction Real Estate Loans [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount
Consumer Loans To Individuals [Member] | Total Summarized by Performance of Individual Credits [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	112,002	70,953
Consumer Loans To Individuals [Member] | Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	112,002	70,953
Consumer Loans To Individuals [Member] | Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount